Note 3 - Debt	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
3
.   DEBT

On
December 12, 2019,
the Company’s
$5,000,000
revolving line of credit facility expired and was
not
renewed. The Company did
not
have any borrowings outstanding under the Credit Facility at expiration and did not
advance any funds under the Credit Facility during the fiscal year ended
March 31, 2020.